Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Receivables [Abstract]
Customer trade receivables	$ 3,886	$ 4,992
Other receivables	2,722	3,463
Total	$ 6,608	$ 8,455